UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.3%
Bridgestone Corp.	66,700	$1,278,521	(a)
Valeo SA	15,349	897,816	*(a)

Total Auto Components		2,176,337

Automobiles - 1.3%
Bayerische Motoren Werke AG	10,661	818,074	(a)
DaimlerChrysler AG, Registered Shares	19,613	1,433,877	*(a)

Total Automobiles		2,251,951

Distributors - 0.7%
Imperial Holdings Ltd.	77,260	1,185,807	(a)

Household Durables - 0.6%
Sony Corp.	27,600	949,159	(a)

Media - 1.9%
Comcast Corp., Class A Shares	41,300	939,575
Grupo Televisa SA, ADR	21,300	512,478	*
News Corp., Class A Shares	54,300	815,586
Vivendi Universal SA	30,789	881,834	(a)

Total Media		3,149,473

Multiline Retail - 0.9%
Macy’s Inc.	19,800	458,370
Target Corp.	20,500	1,124,015

Total Multiline Retail		1,582,385

Specialty Retail - 0.9%
Ross Stores Inc.	12,000	782,400
TJX Cos. Inc.	14,300	677,677

Total Specialty Retail		1,460,077

Textiles, Apparel & Luxury Goods - 2.4%
Burberry Group PLC	60,857	1,046,557	(a)
Compagnie Financiere Richemont SA, Class A Shares	13,317	723,542	(a)
Industria de Diseno Textil S.A.	14,603	1,104,011	(a)
LVMH Moet Hennessy Louis Vuitton SA	6,755	1,054,009	(a)

Total Textiles, Apparel & Luxury Goods		3,928,119

TOTAL CONSUMER DISCRETIONARY		16,683,308

CONSUMER STAPLES - 7.4%
Beverages - 0.4%
PepsiCo Inc.	11,400	733,134

Food & Staples Retailing - 1.6%
Alimentation Couche-Tard Inc., Class B Shares	31,300	835,521
Casino Guichard Perrachon SA	6,958	680,242	(a)
Kesko Oyj, Class B Shares	16,469	792,479	(a)
Wal-Mart Stores Inc.	5,380	301,657

Total Food & Staples Retailing		2,609,899

Food Products - 2.3%
Hershey Co.	20,200	943,138
Marine Harvest ASA	762,935	857,404	(a)
Nutreco Holding NV	10,385	739,152	(a)
Suedzucker AG	29,669	791,347	(a)
Unilever NV, CVA	15,244	450,782	(a)

Total Food Products		3,781,823

Household Products - 0.5%
Energizer Holdings Inc.	11,500	836,510	*

Personal Products - 0.5%
Herbalife Ltd.	13,400	875,422

Tobacco - 2.1%
Imperial Tobacco Group PLC	42,413	1,211,928	(a)
Japan Tobacco Inc.	166	622,484	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Tobacco - 2.1% (continued)
Philip Morris International Inc.	30,064	$1,720,863

Total Tobacco		3,555,275

TOTAL CONSUMER STAPLES		12,392,063

ENERGY - 12.0%
Energy Equipment & Services - 1.7%
Halliburton Co.	30,300	1,363,500
Oil States International Inc.	10,600	718,256	*
Patterson-UTI Energy Inc.	31,800	742,212

Total Energy Equipment & Services		2,823,968

Oil, Gas & Consumable Fuels - 10.3%
BG Group PLC	19,257	433,455	(a)
BP PLC	162,783	1,265,334	(a)
Chevron Corp.	23,570	2,237,500
ConocoPhillips	23,300	1,665,018
Exxon Mobil Corp.	34,925	2,817,749
Hess Corp.	9,600	807,552
Marathon Oil Corp.	16,200	740,340
Murphy Oil Corp.	9,700	643,110
Pacific Rubiales Energy Corp.	12,900	445,223
Polski Koncern Naftowy Orlen SA	36,800	610,943	*(a)
Repsol YPF, SA	42,601	1,343,641	(a)
Royal Dutch Shell PLC, Class A Shares	58,938	2,079,913
Statoil ASA	33,903	822,608	(a)
Valero Energy Corp.	46,300	1,174,168

Total Oil, Gas & Consumable Fuels		17,086,554

TOTAL ENERGY		19,910,522

FINANCIALS - 15.6%
Capital Markets - 1.4%
Ameriprise Financial Inc.	12,300	758,295
BlackRock Inc.	5,400	1,069,308
Janus Capital Group Inc.	33,600	433,776

Total Capital Markets		2,261,379

Commercial Banks - 6.8%
Australia & New Zealand Banking Group Ltd.	39,589	937,375	(a)
Axis Bank Ltd., GDR	802	21,887
Bank of Nova Scotia	11,700	659,691
Bendigo and Adelaide Bank Ltd.	77,716	759,353	(a)
BNP Paribas SA	14,579	1,089,723	(a)
Commonwealth Bank of Australia	14,622	767,199	(a)
HSBC Holdings PLC	98,775	1,077,712	(a)
M&T Bank Corp.	4,300	371,821
Mitsubishi UFJ Financial Group Inc.	195,400	1,012,308	(a)
Mizuho Financial Group Inc.	383,800	737,394	(a)
National Bank of Canada	8,100	564,699
Sumitomo Mitsui Financial Group Inc.	32,800	1,113,804	(a)
Toronto-Dominion Bank	5,900	441,668
U.S. Bancorp	35,100	947,700
Westpac Banking Corp.	39,532	909,567	(a)

Total Commercial Banks		11,411,901

Consumer Finance - 0.3%
American Express Co.	12,600	546,588

Diversified Financial Services - 1.4%
Challenger Financial Services Group Ltd.	149,587	685,437	(a)
JPMorgan Chase & Co.	21,800	979,692
Moody’s Corp.	22,900	672,573

Total Diversified Financial Services		2,337,702

Insurance - 5.2%
ACE Ltd.	8,200	505,038
AFLAC Inc.	11,200	644,896
Allianz AG, Registered Shares	5,538	769,292	(a)
Assurant Inc.	8,300	325,609
Aviva PLC	170,132	1,214,654	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Insurance - 5.2% (continued)
Hannover Rueckversicherung AG	12,298	$688,078	(a)
Legal & General Group PLC	463,276	823,695	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	7,246	1,135,113	(a)
Prudential Financial Inc.	9,100	559,741
Swiss Reinsurance	15,537	887,875	(a)
Travelers Cos. Inc.	19,700	1,108,322

Total Insurance		8,662,313

Real Estate Management & Development - 0.5%
Cheung Kong Holdings Ltd.	51,000	843,947	(a)

TOTAL FINANCIALS		26,063,830

HEALTH CARE - 8.8%
Biotechnology - 1.1%
Cephalon Inc.	15,600	921,648	*
Gilead Sciences Inc.	22,100	848,198	*

Total Biotechnology		1,769,846

Health Care Equipment & Supplies - 1.3%
Medtronic Inc.	40,000	1,532,800
St. Jude Medical Inc.	16,900	684,450	*

Total Health Care Equipment & Supplies		2,217,250

Health Care Providers & Services - 2.4%
McKesson Corp.	12,500	939,625
Medco Health Solutions Inc.	16,000	976,320	*
UnitedHealth Group Inc.	32,400	1,330,020
WellPoint Inc.	13,100	813,772	*

Total Health Care Providers & Services		4,059,737

Pharmaceuticals - 4.0%
AstraZeneca PLC	35,326	1,715,665	(a)
Eli Lilly & Co.	26,000	904,020
Endo Pharmaceuticals Holdings Inc.	25,800	857,076	*
Merck & Co. Inc.	27,900	925,443
Merck KGaA	8,516	729,402	(a)
Roche Holding AG	4,358	662,673	(a)
Sanofi-Aventis	13,032	889,077	(a)

Total Pharmaceuticals		6,683,356

TOTAL HEALTH CARE		14,730,189

INDUSTRIALS - 11.2%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	15,200	1,053,360

Air Freight & Logistics - 0.4%
Deutsche Post AG	24,418	448,369	(a)
Ryder System Inc.	4,600	221,168

Total Air Freight & Logistics		669,537

Airlines - 0.9%
Delta Air Lines Inc.	63,400	739,878	*
Qantas Airways Ltd.	129,935	310,253	*(a)
Singapore Airlines Ltd.	35,000	405,454	(a)

Total Airlines		1,455,585

Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	15,100	635,559
Brambles Ltd.	144,114	1,034,456	(a)
R.R. Donnelley & Sons Co.	33,100	586,532

Total Commercial Services & Supplies		2,256,547

Industrial Conglomerates - 2.5%
DCC PLC	14,881	439,940	(a)
General Electric Co.	78,376	1,578,493
Siemens AG, Registered Shares	16,363	2,096,253	(a)

Total Industrial Conglomerates		4,114,686

Machinery - 2.6%
Caterpillar Inc.	8,500	824,585
Illinois Tool Works Inc.	19,200	1,027,008

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Machinery - 2.6% (continued)
Sulzer AG	5,531	$765,452	(a)
Tata Motors Ltd., ADR	19,100	463,366
Volvo AB, Class B Shares	68,976	1,200,504	*(a)

Total Machinery		4,280,915

Road & Rail - 0.5%
Central Japan Railway Co.	96	809,897	(a)

Trading Companies & Distributors - 2.4%
Itochu Corp.	102,600	1,112,217	(a)
Mitsubishi Corp.	21,700	602,637	(a)
Mitsui & Co., Ltd.	52,500	880,538	(a)
Sumitomo Corp.	54,500	782,081	(a)
Toyota Tsusho Corp.	33,200	582,031	(a)

Total Trading Companies & Distributors		3,959,504

TOTAL INDUSTRIALS		18,600,031

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.9%
Cisco Systems Inc.	86,200	1,823,130	*
Research In Motion Ltd.	21,900	1,290,139	*

Total Communications Equipment		3,113,269

Computers & Peripherals - 2.1%
Apple Inc.	3,100	1,051,892	*
Dell Inc.	61,400	808,024	*
Hewlett-Packard Co.	36,940	1,687,789

Total Computers & Peripherals		3,547,705

Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc.	21,900	827,820	*
Hitachi Ltd.	205,000	1,135,929	(a)
Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	97,149	836,463

Total Electronic Equipment, Instruments & Components		2,800,212

Internet Software & Services - 1.8%
eBay Inc.	22,000	667,920	*
Google Inc., Class A Shares	4,000	2,401,440	*

Total Internet Software & Services		3,069,360

IT Services - 1.4%
Amadeus IT Holding SA, Class A Shares	42,350	888,987	*(a)
International Business Machines Corp.	8,750	1,417,500

Total IT Services		2,306,487

Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials Inc.	24,100	378,129
Infineon Technologies AG	44,350	468,952	*(a)
Intel Corp.	90,600	1,944,276
Micron Technology Inc.	115,100	1,213,154	*
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	62,300	814,261

Total Semiconductors & Semiconductor Equipment		4,818,772

Software - 2.2%
CA Inc.	22,500	535,500
Microsoft Corp.	114,300	3,168,967

Total Software		3,704,467

TOTAL INFORMATION TECHNOLOGY		23,360,272

MATERIALS - 8.9%
Chemicals - 2.2%
BASF SE	16,931	1,302,737	(a)
E.I. du Pont de Nemours & Co.	28,700	1,454,516
Lubrizol Corp.	3,400	365,364
Showa Denko KK	226,000	497,137	(a)

Total Chemicals		3,619,754

Metals & Mining - 5.8%
Anglo American PLC	19,216	941,383	(a)
Barrick Gold Corp.	14,900	706,349
BHP Billiton PLC	48,911	1,874,961	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Metals & Mining - 5.8% (continued)
Freeport-McMoRan Copper & Gold Inc.	7,800	$848,250
Grupo Mexico SA de CV, Series B Shares	212,700	835,125
Newmont Mining Corp.	12,400	682,868
Rio Tinto PLC	27,977	1,931,599	(a)
Teck Cominco Ltd., Class B Shares	13,100	793,444
Voestalpine AG	12,359	555,944	(a)
Xstrata PLC	25,917	573,882	(a)

Total Metals & Mining		9,743,805

Paper & Forest Products - 0.9%
Stora Enso Oyj, Class R Shares	66,683	795,372	(a)
UPM-Kymmene Oyj	34,469	711,174	(a)

Total Paper & Forest Products		1,506,546

TOTAL MATERIALS		14,870,105

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.7%
AT&T Inc.	73,342	2,018,372
BT Group PLC	242,214	682,994	(a)
Chunghwa Telecom Co., Ltd., ADR	30,720	917,606
Koninklijke KPN NV	50,305	793,968	(a)
Telefonica SA	67,776	1,706,518	(a)

Total Diversified Telecommunication Services		6,119,458

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Series L Shares, ADR	20,900	1,191,091
Vodafone Group PLC	721,823	2,028,741	(a)

Total Wireless Telecommunication Services		3,219,832

TOTAL TELECOMMUNICATION SERVICES		9,339,290

UTILITIES - 4.7%
Electric Utilities - 1.8%
Kansai Electric Power Co. Inc.	59,500	1,470,799	(a)
Scottish & Southern Energy PLC	46,601	864,873	(a)
Terna SpA	145,852	636,937	(a)

Total Electric Utilities		2,972,609

Gas Utilities - 1.2%
Snam Rete Gas SpA	133,684	701,360	(a)
Tokyo Gas Co., Ltd.	281,000	1,224,772	(a)

Total Gas Utilities		1,926,132

Independent Power Producers & Energy Traders - 0.2%
Drax Group PLC	65,816	408,877	(a)

Multi-Utilities - 1.5%
Centrica PLC	195,847	1,003,219	(a)
GDF Suez	22,291	884,052	(a)
National Grid PLC	78,026	695,068	(a)

Total Multi-Utilities		2,582,339

TOTAL UTILITIES		7,889,957

TOTAL COMMON STOCKS (Cost - $139,022,668)		163,839,567

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Commercial Banks - 1.6%
Banco Bradesco SA	47,230	872,662
Banco do Estado do Rio Grande do Sul SA, Class
B Shares	57,800	568,655
Itau Unibanco Holding SA	34,100	728,048
Itausa - Investimentos Itau SA	79,400	561,580

TOTAL PREFERRED STOCKS (Cost - $2,902,153)		2,730,945

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $141,924,821)		$166,570,512

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $595,004; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $606,927) (Cost - $595,000)	0.220%	2/1/11	$595,000	$595,000

TOTAL INVESTMENTS - 100.2% (Cost - $142,519,821#)				167,165,512
Liabilities in Excess of Other Assets - (0.2)%				(328,523)

TOTAL NET ASSETS - 100.0%				$166,836,989

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

Summary of Investments by Country **

United States	42.7%
United Kingdom	11.8
Japan	8.9
Germany	6.4
France	3.8
Canada	3.4
Australia	3.2
Spain	3.0
Netherlands	2.4
Switzerland	2.1
Brazil	1.6
Taiwan	1.6
Mexico	1.5
Finland	1.4
Norway	1.0
Italy	0.8
Sweden	0.7
South Africa	0.7
Cayman Islands	0.5
Hong Kong	0.5
Poland	0.4
Austria	0.3
India	0.3
Ireland	0.3
Singapore	0.3
Short-term investments	0.4

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Consumer discretionary	$5,310,101	$11,373,207	—	$16,683,308
Consumer staples	6,246,245	6,145,818	—	12,392,063
Energy	15,434,541	4,475,981	—	19,910,522
Financials	10,611,304	15,452,526	—	26,063,830
Health care	10,733,372	3,996,817	—	14,730,189
Industrials	7,129,949	11,470,082	—	18,600,031
Information technology	20,866,404	2,493,868	—	23,360,272
Materials	5,685,916	9,184,189	—	14,870,105
Telecommunication services	4,127,069	5,212,221	—	9,339,290
Utilities	—	7,889,957	—	7,889,957
Preferred stocks†	2,730,945	—	—	2,730,945
Short-term investments†	—	595,000	—	595,000

Total investments	$88,875,846	$78,289,666	—	$167,165,512

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$26,355,790
Gross unrealized depreciation	(1,710,099)

Net unrealized appreciation	$24,645,691

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$785,588
Forward foreign currency contracts (to sell)	1,554,014

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2011